CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2021
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Schedule of Condensed Balance Sheets

	As of	As of
	December 31,	December 31,
	2020	2021
	US$	US$

ASSETS
Current assets:
Cash and cash equivalents	510	126
Cryptocurrency assets	—	17,068
Other current assets	1,291	44,362
Amounts due from intergroup companies	73,242	95,697

Total current assets	75,043	157,253

Non-current assets:
Investment in subsidiaries and VIEs	(9,413)	38,981
Intangible assets, net	—	140

Total non-current assets	(9,413)	39,121

TOTAL ASSETS	65,630	196,374

	As of	As of
	December 31,	December 31,
	2020	2021
	US$	US$
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued payroll and welfare payable	129	73
Accrued expenses and other liabilities	1,035	3,531
Amounts due to intergroup companies	2,633	10,993

Total current liabilities	3,797	14,597

TOTAL LIABILITIES	3,797	14,597

Shareholders’ equity:
Class A ordinary shares, par value US$0.00005 per share, 700,000,000 and 1,599,935,000 shares authorized as of December 31, 2020 and December 31, 2021, respectively; 430,127,692 and 710,078,070 shares issued and outstanding as of December 31, 2020 and December 31, 2021, respectively	22	36
Class A preference shares, par value US$0.00005 per share;0 and 65,000 shares authorized as of December 31, 2020 and December 31, 2021; 0 and 65,000 shares issued and outstanding as of December 31, 2020 and December 31, 2021, respectively	—	—
Class B ordinary shares, par value US$0.00005 per share; 300,000,000 and 400,000,000 shares authorized as of December 31, 2020 and December 31, 2021,respectively; 99 shares issued and outstanding as of December 31, 2020 and December 31, 2021	—	—
Additional paid-in capital	412,364	590,567
Treasury shares	(21,604)	(21,604)
Accumulated other comprehensive loss	(4,598)	(2,355)
Accumulated deficit and statutory reserve	(324,351)	(384,867)

Total shareholder’s equity	61,833	181,777

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	65,630	196,374

Schedule of Condensed Statements of Comprehensive Income (loss)

	For the years ended December 31,
	2019	2020	2021
	US$	US$	US$

Revenues	—	—	39,414
Operating costs and expenses:
Cost of revenue	—	—	(6,279)
Sales and marketing	(8)	(4)	(244)
General and administrative	(4,270)	(8,347)	(8,047)

Total operating costs and expenses	(4,278)	(8,351)	(14,570)

Net loss on disposal of cryptocurrencies	—	—	(7,381)
Impairment of cryptocurrency assets	—	—	(3,637)

Operating profit (loss)	(4,278)	(8,351)	13,826
Interest income	18	34	9
Interest expense	—	—	(708)
Equity in loss of subsidiaries and VIEs	(90,161)	(24,095)	(73,643)

Loss before income tax	(94,421)	(32,412)	(60,516)

Net loss	(94,421)	(32,412)	(60,516)

Other comprehensive (loss) income
Foreign currency translation (loss) gain	(192)	2,316	1,481
Reclassification into loss of loss from equity method investments	—	—	131
Share of other comprehensive (loss) income from an equity method investee	(578)	(177)	631

Comprehensive loss	(95,191)	(30,273)	(58,273)

Schedule of Condensed Statements of Cash Flows

	For the years ended December 31,
	2019	2020	2021
	US$	US$	US$

Net cash used in operating activities	(4,266)	(2,606)	(135,484)
Net cash (used in) provided by investing activities	(8,365)	(1,842)	33,227
Net cash provided by financing activities	11,710	4,081	101,873
Net decrease in cash and cash equivalents	(921)	(367)	(384)
Cash and cash equivalents at beginning of the year	1,798	877	510
Cash and cash equivalents at end of the year	877	510	126